Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Fair value measurement [Abstract]
Valuation Methods

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value through profit or loss (“FVTPL”) or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Short-term investments	Closing market price or net asset value of the investment funds as of the measurement date (Level 2)
Preferred shares	Scenario-based discounted cash flow methodology (Level 3)
Royalty receivable	Monte Carlo simulation (Level 3)
Derivative liabilities	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities	Carrying amount (approximates fair value due to short-term nature)
Lease receivable, lease liabilities, and other long term liabilities	Carrying value discounted at the effective interest rate approximates fair value

Financial Assets Measured at Fair Value
The carrying values of the financial instruments as at March 31, 2026 are summarized in the following table:

	Amortized cost	FVTPL	Total
	$	$	$
Financial Assets
Cash and cash equivalents	64,690	—	64,690
Restricted cash	47,791	—	47,791
Short-term investments	—	52,213	52,213
Accounts receivable, excluding sales taxes and lease receivable	42,990	—	42,990
Lease receivable	5,253	—	5,253
Preferred shares	—	10,560	10,560
Royalty receivable	—	1,553	1,553
Financial Liabilities
Accounts payable and accrued liabilities	50,592	—	50,592
Lease liabilities	23,859	—	23,859
Derivative liabilities	—	3,697	3,697
Other long term liabilities	498	—	498
The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Note	Level 1	Level 2	Level 3	Total
		$	$	$	$
As at March 31, 2026
Short-term investments		—	52,213	—	52,213
Preferred shares	6(b)	—	—	10,560	10,560
Royalty receivable	6(b)	—	—	1,553	1,553
Other long term liability		498	—	—	498
Derivative liabilities	13(e)	1,387	2,310	—	3,697

As at March 31, 2025
Marketable securities (1)		554	—	—	554
Other long term liability		498	—	47,597	48,095
Derivative liabilities	13(e)	3,111	2,420	—	5,531
(1) Marketable securities have been aggregated with prepaids and other current assets on the statement of financial position in the comparative period

Financial Liabilities Measured at Fair Value
The carrying values of the financial instruments as at March 31, 2026 are summarized in the following table:

	Amortized cost	FVTPL	Total
	$	$	$
Financial Assets
Cash and cash equivalents	64,690	—	64,690
Restricted cash	47,791	—	47,791
Short-term investments	—	52,213	52,213
Accounts receivable, excluding sales taxes and lease receivable	42,990	—	42,990
Lease receivable	5,253	—	5,253
Preferred shares	—	10,560	10,560
Royalty receivable	—	1,553	1,553
Financial Liabilities
Accounts payable and accrued liabilities	50,592	—	50,592
Lease liabilities	23,859	—	23,859
Derivative liabilities	—	3,697	3,697
Other long term liabilities	498	—	498
The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Note	Level 1	Level 2	Level 3	Total
		$	$	$	$
As at March 31, 2026
Short-term investments		—	52,213	—	52,213
Preferred shares	6(b)	—	—	10,560	10,560
Royalty receivable	6(b)	—	—	1,553	1,553
Other long term liability		498	—	—	498
Derivative liabilities	13(e)	1,387	2,310	—	3,697

As at March 31, 2025
Marketable securities (1)		554	—	—	554
Other long term liability		498	—	47,597	48,095
Derivative liabilities	13(e)	3,111	2,420	—	5,531
(1) Marketable securities have been aggregated with prepaids and other current assets on the statement of financial position in the comparative period